Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands	Total	Common Stock [Member]	Paid-In Capital [Member]	Deferred Compensation Obligation Under Rabbi Trust [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Common Stock Acquired by ESOP [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Stock Held by Rabbi Trust [Member]
Beginning Balance at Mar. 31, 2011	$ 179,966	$ 305	$ 135,752	$ 252	$ 96,067	$ (47,372)	$ (5,678)	$ 850	$ (210)
Net income	7,877				7,877
Other comprehensive loss, net of income tax	(231)							(231)
ESOP shares committed to be released	751		19				732
Purchase of treasury stock - 1,061, 2,602 & 1,283 shares for year ended 2012, 2013 & 2014 respectively	(11)					(11)
Stock option expense	127		127
Restricted stock awards earned	62		62
Funding of Supplemental Executive Retirement Plan	21		(3)	21		20			(17)
Tax benefit from stock based compensation	8		8
Cash dividends declared ($0.24, $0.24 & $0.18 per share for the year ended 2012, 2013 and 2014 respectively)	(2,109)				(2,109)
Ending Balance at Mar. 31, 2012	186,461	305	135,965	273	101,835	(47,363)	(4,946)	619	(227)
Net income	6,610				6,610
Other comprehensive loss, net of income tax	(807)							(807)
ESOP shares committed to be released	782		49				733
Purchase of treasury stock - 1,061, 2,602 & 1,283 shares for year ended 2012, 2013 & 2014 respectively	(27)					(27)
Stock option expense	76		76
Restricted stock awards earned	62		62
Funding of Supplemental Executive Retirement Plan	19		1	19		19			(20)
Tax benefit from stock based compensation	6		6
Exercise of stock options	299		(5)			304
Cash dividends declared ($0.24, $0.24 & $0.18 per share for the year ended 2012, 2013 and 2014 respectively)	(6,153)				(6,153)
Ending Balance at Mar. 31, 2013	187,328	305	136,154	292	102,292	(47,067)	(4,213)	(188)	(247)
Net income	6,465				6,465
Other comprehensive loss, net of income tax	(127)							(127)
ESOP shares committed to be released	912		179				733
Purchase of treasury stock - 1,061, 2,602 & 1,283 shares for year ended 2012, 2013 & 2014 respectively	(15)					(15)
Forfeited restricted stock awards			5			(5)
Stock option expense	44		44
Restricted stock awards earned	61		61
Funding of Supplemental Executive Retirement Plan	54			54		20			(20)
Tax benefit from stock based compensation	357		357
Exercise of stock options	3,705		(112)			3,817
Cash dividends declared ($0.24, $0.24 & $0.18 per share for the year ended 2012, 2013 and 2014 respectively)	(4,647)				(4,647)
Ending Balance at Mar. 31, 2014	$ 194,137	$ 305	$ 136,688	$ 346	$ 104,110	$ (43,250)	$ (3,480)	$ (315)	$ (267)